Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP025 [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements [Table Text Block]
Financial assets held by the Master Trust measured at fair value on a recurring basis were as follows:

	As of December 31, 2025		As of December 31, 2024
	Fair Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Fair Value	Quoted Prices in Active Markets for Identical Items (Level 1)
Assets:
Mutual funds	$621,784,615	$621,784,615	$569,520,506	$569,520,506
Berkshire Hathaway common stock	56,670,947	56,670,947	55,163,111	55,163,111
Graham Holdings Company common stock	5,236,005	5,236,005	4,318,069	4,318,069
Total	$683,691,567	$683,691,567	$629,001,686	$629,001,686
Common collective trusts (1)	389,436,813	—	345,424,320	—
Total financial assets	$1,073,128,380	$683,691,567	$974,426,006	$629,001,686

(1)    In accordance with FASB ASC 820, Fair Value Measurement, certain investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. As a result, collective investment trusts are classified as a reconciling item in the fair value hierarchy so that the total investments in the fair value hierarchy is consistent with the Plan investments, at fair value on the Statements of Net Assets Available for Benefits.
The estimated fair value and redemption requirements of the Master Trust’s investment in common collective trust are summarized as follows:

	December 31,
	2025	2024	Unfunded commitments	Redemption frequency	Redemption notice

Target-date strategy funds	$381,561,598	$338,587,009	None	Daily	None
Target income strategy fund	7,875,215	6,837,311	None	Daily	None
Total	$389,436,813	$345,424,320